CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues (include related party revenues of RMB20,394,478, RMB62,849,416 and RMB48,935,143 for the years ended December 31, 2022, 2023 and 2024, respectively)		¥ 4,270,825,456	$ 585,100,688	¥ 5,530,404,557	¥ 7,108,238,352
Cost of revenues (include related party cost of revenues of RMB579,737,454, RMB667,324,933 and RMB485,973,979 for the years ended December 31, 2022, 2023 and 2024, respectively)		(3,946,992,974)	(540,735,820)	(4,846,371,264)	(6,118,128,300)
Gross profit		323,832,482	44,364,868	684,033,293	990,110,052
Operating (expense) income:
Sales and marketing expenses		(311,140,438)	(42,626,065)	(351,726,623)	(639,870,865)
General and administrative expenses		(204,428,800)	(28,006,631)	(237,755,845)	(288,241,624)
Research and development expenses		(181,676,080)	(24,889,521)	(276,935,538)	(383,091,118)
Other operating income (expenses), net		(200,174,118)	(27,423,742)	32,314,541	122,213,830
Impairment of goodwill | ¥				(13,966,789)
Total operating expenses		(897,419,436)	(122,945,959)	(848,070,254)	(1,188,989,777)
Loss from operations		(573,586,954)	(78,581,091)	(164,036,961)	(198,879,725)
Other (expenses) income, net		21,898,241	3,000,047	(52,873,716)	(80,301,141)
Interest income		263,052,300	36,038,017	284,982,128	129,857,831
Foreign exchange gain, net		1,233,807	169,031	125,893
(Loss) income before income taxes and share of income (loss) in equity method investments		(287,402,606)	(39,373,996)	68,197,344	(149,323,035)
Income tax expense		(15,406,551)	(2,110,689)	(1,068,958)	(3,487,038)
Share of income (loss) in equity method investments		(4,001,129)	(548,152)	(31,610,752)	62,395,476
Net (loss) income		(306,810,286)	(42,032,837)	35,517,634	(90,414,597)
Net loss attributable to noncontrolling interest | ¥					14,992,189
Net (loss) income attributable to ordinary shareholders of the Company		¥ (306,810,286)	$ (42,032,837)	¥ 35,517,634	¥ (75,422,408)
Net (loss) income per ordinary share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)		¥ (9.95)	$ (1.36)	¥ 1.11	¥ (2.36)
Diluted (in dollars per share) | (per share)		¥ (9.95)	$ (1.36)	¥ 1.11	¥ (2.36)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)		30,832,271	30,832,271	31,977,665	31,971,245
Diluted (in shares)		30,832,271	30,832,271	31,977,665	31,971,245
Net (loss) income		¥ (306,810,286)	$ (42,032,837)	¥ 35,517,634	¥ (90,414,597)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		72,141,058	9,883,284	93,256,170	434,612,446
Comprehensive income (loss)		(234,669,228)	(32,149,553)	128,773,804	344,197,849
Comprehensive loss attributable to noncontrolling interest | ¥					14,992,189
Comprehensive income (loss) attributable to the ordinary shareholders		¥ (234,669,228)	$ (32,149,553)	¥ 128,773,804	¥ 359,190,038
ADS
Net (loss) income per ordinary share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)	[1]	¥ (9.95)	$ (1.36)	¥ 1.11	¥ (2.36)
Diluted (in dollars per share) | (per share)	[1]	¥ (9.95)	$ (1.36)	¥ 1.11	¥ (2.36)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)		30,832,271	30,832,271	31,977,665	31,971,245
Diluted (in shares)		30,832,271	30,832,271	31,977,665	31,971,245

[1]	One American depository share (“ADS”) represents one ordinary share, giving retroactively effect to the ADS split for all period presented.